DISPOSITION OF NUCLEAR OPERATIONS - Assets Sold And Results Of Nuclear Operations (Details) - Nuclear Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	$ 2,061,167	$ 1,841,018
Pre-tax income	$ 215,150	$ 151,800